FAIR VALUE MEASUREMENTS - Schedule of Key Inputs into the Black-Scholes model for the Private Warrants (Details)		3 Months Ended	12 Months Ended
	Feb. 09, 2024 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares
FAIR VALUE MEASUREMENTS
Effective expiration date		Feb. 09, 2029	Feb. 09, 2028
Non-redemption agreement liability shares (in Shares) | shares		235,180	235,180
Non-redemption of common stock shares (in Shares) | shares		235,180	235,180
Warrants reclassified as permanent equity at total value | $	$ 1,606,279	$ 1,606,279
Market price of public shares
FAIR VALUE MEASUREMENTS
Private warrants | $ / shares		1.60	6.20
Risk-free rate
FAIR VALUE MEASUREMENTS
Private warrants		4.14	3.77
Dividend yield
FAIR VALUE MEASUREMENTS
Private warrants		0.00	0.00
Volatility
FAIR VALUE MEASUREMENTS
Private warrants		51.1	12.0
Probability of a business combination
FAIR VALUE MEASUREMENTS
Private warrants		100	100
Exercise price
FAIR VALUE MEASUREMENTS
Private warrants | $ / shares		11.50	11.50